OPERATING LEASES (Tables)	12 Months Ended
Oct. 31, 2012
Operating Leases Tables
Schedule of rental properties

 Information concerning rental properties and minimum future rentals under current leases as of October 31, 2012 is as follows:

	Properties Subject to Lease
	Cost	Accumulated Depreciation
Investment properties leased to others	$22,298,022	$6,202,712
Land and land improvements	$16,522,618	$5,702,624

Schedule of minimum future rentals

 Information concerning rental properties and minimum future rentals under current leases as of October 31, 2012 is as follows:

Minimum future rentals:
Fiscal years ending October 31:	2013	$1,590,711
	2014	1,402,759
	2015	1,338,250
	2016	1,331,583
	2017	1,312,431
	Thereafter	18,171,003
		$25,146,737